Vanguard® Energy Index Fund
Schedule of Investments (unaudited)
As of May 31, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.5%)
Coal & Consumable Fuels (0.9%)
*	Uranium Energy Corp.	2,614,519	36,002
	Core Natural Resources Inc.	295,853	26,165
	Peabody Energy Corp.	717,601	19,411
*,1	Centrus Energy Corp. Class A	105,415	19,235
			100,813
Integrated Oil & Gas (37.6%)
	Exxon Mobil Corp.	17,762,935	2,580,244
	Chevron Corp.	9,145,297	1,668,651
	Occidental Petroleum Corp.	3,274,907	185,458
			4,434,353
Oil & Gas Drilling (1.4%)
*	Transocean Ltd. (XNYS)	5,483,643	33,944
*	Valaris Ltd.	350,011	32,421
	Patterson-UTI Energy Inc.	2,263,240	25,371
	Noble Corp. plc	533,830	24,812
	Helmerich & Payne Inc.	600,176	22,897
*	Seadrill Ltd.	383,714	18,100
*	Nabors Industries Ltd. (XNYS)	107,091	9,920
			167,465
Oil & Gas Equipment & Services (11.9%)
	SLB Ltd.	7,501,605	409,213
	Baker Hughes Co.	4,862,878	310,641
	Halliburton Co.	4,254,889	165,302
	TechnipFMC plc	2,087,684	142,839
	Weatherford International plc	388,435	40,257
	NOV Inc.	2,010,256	40,125
	Kodiak Gas Services Inc.	561,630	37,545
	Archrock Inc.	933,261	31,255
	Liberty Energy Inc.	939,326	27,485
	Cactus Inc. Class A	405,648	23,544
*	Oceaneering International Inc.	610,258	23,330
*	Tidewater Inc.	286,582	21,061
	Solaris Energy Infrastructure Inc.	290,580	20,207
	Select Water Solutions Inc.	911,599	16,345
*	ProPetro Holding Corp.	854,182	13,035
*	TETRA Technologies Inc.	1,132,043	11,581
*	Expro Group Holdings NV	744,819	11,001
*	Helix Energy Solutions Group Inc.	1,161,718	10,862
[1]	Atlas Energy Solutions Inc.	585,593	9,773
*	Innovex International Inc.	349,121	9,325
	Bristow Group Inc.	189,614	7,895
	RPC Inc.	1,130,921	7,487
	Core Laboratories Inc.	443,694	6,065
*	Oil States International Inc.	712,627	6,057
	WaterBridge Infrastructure LLC, Class A	14,173	415
*	National Energy Services Reunited Corp.	17,010	414
	Natural Gas Services Group Inc.	10,045	395
*	Forum Energy Technologies Inc.	7,524	378
	Flowco Holdings Inc. Class A	15,767	369
			1,404,201
Oil & Gas Exploration & Production (22.1%)
	ConocoPhillips	5,953,429	678,572
	EOG Resources Inc.	2,689,769	358,761
	Devon Energy Corp.	5,579,496	248,232
	Diamondback Energy Inc.	929,145	177,913
	EQT Corp.	3,070,000	168,635
	Expand Energy Corp.	1,196,798	111,278
	Texas Pacific Land Corp.	253,258	99,530

		Shares	Market Value ($000)
	Ovintiv Inc. (XNYS)	1,464,627	82,078
	Permian Resources Corp. Class A	3,673,873	70,649
	APA Corp.	1,871,556	68,181
*	Antero Resources Corp.	1,544,188	55,205
	Range Resources Corp.	1,262,187	49,162
	Viper Energy Inc. Class A	1,023,738	46,580
	Chord Energy Corp.	317,466	41,864
	SM Energy Co.	1,268,764	38,964
	Matador Resources Co.	659,466	35,347
	Murphy Oil Corp.	785,381	28,423
	Magnolia Oil & Gas Corp. Class A	1,011,186	27,666
*	CNX Resources Corp.	789,458	26,597
	California Resources Corp.	417,736	24,768
	Crescent Energy Co. Class A	1,689,055	19,525
*	Gulfport Energy Corp.	97,166	16,381
*	Kosmos Energy Ltd.	5,534,367	15,496
*	Sable Offshore Corp.	959,533	14,057
*	Talos Energy Inc.	940,625	13,799
	Northern Oil & Gas Inc.	609,333	13,265
	Kimbell Royalty Partners LP	720,870	10,820
*	Comstock Resources Inc.	645,920	8,610
	W&T Offshore Inc.	1,908,055	7,022
	VAALCO Energy Inc.	1,341,454	7,002
	Riley Exploration Permian Inc.	199,689	6,642
	SandRidge Energy Inc.	400,394	5,874
*	BKV Corp.	217,905	5,783
[1]	Vitesse Energy Inc.	329,278	5,690
	Granite Ridge Resources Inc.	1,079,960	5,249
*	Ring Energy Inc.	3,396,144	4,381
[1]	HighPeak Energy Inc.	436,524	3,099
	Diversified Energy Co.	25,962	378
			2,601,478
Oil & Gas Refining & Marketing (10.9%)
	Marathon Petroleum Corp.	1,484,690	369,346
	Valero Energy Corp.	1,506,720	368,875
	Phillips 66	1,988,449	349,728
	HF Sinclair Corp.	842,563	58,887
	PBF Energy Inc. Class A	542,040	22,061
*	Par Pacific Holdings Inc.	376,303	21,133
	Delek US Holdings Inc.	431,114	19,189
*	Calumet Inc.	478,964	16,989
*	REX American Resources Corp.	268,661	12,563
	World Kinect Corp.	422,682	12,177
	CVR Energy Inc.	350,678	11,650
*	Green Plains Inc.	630,953	9,887
*,1	Gevo Inc.	3,348,192	6,228
*	Clean Energy Fuels Corp.	2,355,122	4,804
	Sunococorp LLC	6,004	392
			1,283,909
Oil & Gas Storage & Transportation (14.7%)
	Williams Cos. Inc.	5,990,888	427,689
	Kinder Morgan Inc.	9,574,265	297,568
	Targa Resources Corp.	1,061,190	270,678
	ONEOK Inc.	3,105,082	260,641
	Cheniere Energy Inc.	1,044,912	234,959
	DT Midstream Inc.	524,511	73,421
	Antero Midstream Corp.	1,925,300	40,354
*	Plains GP Holdings LP Class A	1,146,788	27,924
	Hess Midstream LP Class A	707,963	26,549
	International Seaways Inc.	266,930	20,604
	Kinetik Holdings Inc.	323,321	14,857
	Dorian LPG Ltd.	316,306	12,722
*,1	NextDecade Corp.	1,369,702	10,834
	Excelerate Energy Inc. Class A	220,965	7,279
*,1	New Fortress Energy Inc.	2,478,372	1,390
			1,727,469
Total Common Stocks (Cost $9,084,799)			11,719,688

		Shares	Market Value ($000)
Temporary Cash Investments (0.2%)
Money Market Fund (0.2%)
[2,3]	Vanguard Market Liquidity Fund, 3.667% (Cost $19,617)	196,198	19,618
Total Investments (99.7%) (Cost $9,104,416)			11,739,306
Other Assets and Liabilities—Net (0.3%)			38,943
Net Assets (100.0%)			11,778,249
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $8,766.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $10,524 was received for securities on loan.

Derivative Financial Instruments Outstanding as of Period End

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
ConocoPhillips	8/31/2026	BANA	12,706	(3.620)	—	(197)
Noble Corp. plc	8/31/2026	BANA	8,854	(3.620)	—	(631)
Occidental Petroleum Corp.	8/31/2026	BANA	23,214	(3.620)	—	(347)
Texas Pacific Land Corp.	8/31/2026	BANA	16,404	(3.620)	—	(299)
					—	(1,474)
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/(paid) monthly.
BANA—Bank of America, N.A.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.	Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.

C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of May 31, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	11,719,688	—	—	11,719,688
Temporary Cash Investments	19,618	—	—	19,618
Total	11,739,306	—	—	11,739,306
Derivative Financial Instruments
Liabilities
Swap Contracts	—	(1,474)	—	(1,474)